Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Balance at January 1,	$ 24	$ 32	$ 16
Decrease in unrecognized tax benefits relating to settlements with taxing authorities	(12)
Increase (decrease) in unrecognized tax benefits as a result of tax positions taken during a prior period	8	(9)
Decrease in unrecognized tax benefits relating from a lapse of the statute of limitations	(1)
Increase due to Continental's uncertain tax positions at the Merger closing date			6
Increase in unrecognized tax benefits as a result of tax positions taken during the current period		1	10
Balance at December 31,	$ 19	$ 24	$ 32